Exchange Rates - Summary of Exchange Rates in Preparing Consolidated Statements (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Euro to sterling [member] | Income statement [member]
Disclosure of foreign exchange rates [line items]
Average foreign exchange rate	1.14	1.22	1.38
Euro to sterling [member] | Statement of financial position [member]
Disclosure of foreign exchange rates [line items]
Closing foreign exchange rate	1.12	1.17
US dollars to sterling [member] | Income statement [member]
Disclosure of foreign exchange rates [line items]
Average foreign exchange rate	1.29	1.36	1.53
US dollars to sterling [member] | Statement of financial position [member]
Disclosure of foreign exchange rates [line items]
Closing foreign exchange rate	1.35	1.23